Supplemental Oil And Gas Data (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Oil and Gas Data [Abstract]
Schedule Of Costs Incurred Related To Oil And Gas Producing Activities
(In thousands)	2012	2011	2010
Costs incurred:	(As Restated)	(As Restated)
Unproved property	$ 66,790	$ 118,368	$ 35,332
Proved property	–	–	–
Exploration costs	35,803	80,296	27,030
Development costs	73,374	24,269	23,738
Total costs incurred	$ 175,967	$ 222,933	$ 86,100

Estimates In Proved And Proved Developed Oil And Gas Reserves
(In thousands)	2012
	Oil	Gas
Beginning of year	12,949	63,059
Revisions of previous estimates	810	2,637
Production	(1,104)	(18,411)
Extensions and discoveries	2,052	14,737
Purchase of reserves in-place	–	–
Proved reserves end of year	14,707	62,022
Proved developed reserves at beginning of year	5,300	56,106
Proved developed reserves at end of year	4,940	50,225

	2011

	Oil	Gas
Beginning of year	11,438	44,041
Revisions of previous estimates	1,026	15,903
Production	(1,050)	(17,630)
Extensions and discoveries	1,535	20,745
Purchase of reserves in-place	–	–
Proved reserves end of year	12,949	63,059
Proved developed reserves at beginning of year	3,851	35,917
Proved developed reserves at end of year	5,300	56,106

	2010
	Oil	Gas
Beginning of year	11,750	50,724
Revisions of previous estimates	281	3,330
Production	(1,066)	(16,172)
Extensions and discoveries	473	6,159
Purchase of reserves in-place	–	–
Proved reserves end of year	11,438	44,041
Proved developed reserves at beginning of year	4,292	40,563
Proved developed reserves at end of year	3,851	35,917

Standardized Measure Of Discounted Future Net Cash Flows
	2012	2011	2010
	As Restated	As Restated	As Restated
Future cash flows	$ 1,589,961	$ 1,526,957	$ 1,035,152
Future production costs	(403,363)	(377,414)	(246,090)
Future development and abandonment costs	(242,189)	(193,572)	(130,802)
Future net cash flows before income taxes and discount for timing	944,409	955,971	658,260
Future income taxes	(302,694)	(265,493)	(185,203)
Discount for estimated timing of net cash flows	(276,935)	(266,426)	(193,906)
Standardized measure of discounted future net cash flows	$ 364,780	$ 424,052	$ 279,151

Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows
	2012	2011	2010
(In Thousands)	As Restated	As Restated	As Restated
Standardized measure of discounted future net cash flows from proved oil and gas reserves at beginning of year	$ 424,052	$ 279,151	$ 201,907
Extensions and discoveries and improved recovery, net of future production and development costs	82,246	122,580	25,450
Purchase of reserves in-place	–	–	–
Development costs incurred during the period	73,374	24,269	23,738
Revenues, net of production costs	(158,873)	(156,201)	(124,237)
Revisions of estimates:
Net change in prices	(19,986)	83,792	162,472
Changes in estimated future development costs	(93,314)	(69,428)	(8,710)
Revision of quantity estimates	39,096	116,025	23,305
Net change in income taxes	(5,817)	(50,473)	(16,462)
Accretion of discount	61,866	39,896	31,322
Changes in production rates (timing) and other	(37,864)	34,441	(39,634)
Standardized measure of discounted future net cash flows from proved oil and gas reserves at end of year	$ 364,780	$ 424,052	$ 279,151